Income Taxes (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Tax credit carryforward valuation allowance	$ 29	$ 32	$ 17
Deferred tax assets before valuation allowance	903
Net of income tax paid	56	43	43
Undistributed earnings	719
Cash and cash equivalents	467
Cash and cash equivalents held by foreign subsidiaries	219
Total unrecognized tax benefits	69	375	399	419
Unrecognized tax benefits affecting effective tax rates	39	66	76
Liabilities for tax-related net interest and penalties	15	13	16
Tax expenses related to net (decrease) increase in interest and penalties	2	(3)	3
Decrease in unrecognized tax benefits	22
Expected period for decrease in unrecognized tax benefit	12 months
Impact on effective tax rate from unrecognized tax benefits	5
Valuation Allowance, Other Tax Carryforward [Member]
Income Taxes [Line Items]
Tax credit carryforward valuation allowance	849
United States [Member]
Income Taxes [Line Items]
Deferred tax assets before valuation allowance	507
United Kingdom [Member]
Income Taxes [Line Items]
Deferred tax assets before valuation allowance	199
Other Jurisdictions [Member]
Income Taxes [Line Items]
Deferred tax assets before valuation allowance	$ 197